Future operations and going concern (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating income/(loss)	$ (8,890)	$ (279)
Working capital	$ 18,800